Supplemental Guarantor Information (Condensed Consolidating Statement Of Cash Flows) (Details) (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net cash (used in) provided by operating activities	$ 214,313	$ 176,356	$ 453,646	$ 295,406	$ 355,627
Purchases of property, plant and equipment, net	(23,905)	(6,166)	(19,891)	(12,415)	(17,428)
Proceeds from sale of property, plant and equipment	581		356		27
Proceeeds from sales of available-for-sale securities		161,775			447,111
Acquisitions, net of cash acquired	(2,342,556)		(1,105,040)	(250,359)	(15,000)
Other investments		(824)	(2,473)	(2,000)	(20,000)
Payment on contingent consideration	(414)
License fees	(2,300)		(400)	(4,485)	(85,000)
Net cash (used in) provided by investing activities	(2,368,594)	154,785	(896,323)	(245,509)	179,807
Capital lease obligations repayments		(172)	(313)	(250)	(625)
Tax benefits of stock awards	5,067	452	1,944	717	307
Exercise of Endo Pharmaceuticals Holdings Inc. stock options	20,328	2,452	20,883	8,037	2,235
Proceeds from issuance of 2019 and 2022 Notes	900,000
Purchase of common stock	(34,701)	(50,064)	(58,974)		(424,816)
Proceeds from issuance of Term Loans	2,200,000
Principal payments on Term Loan	(400,000)
Payment on AMS Convertible Notes	(273,165)
Deferred financing fees	(81,753)		(13,563)	(5,162)
Distributions to noncontrolling interests	(25,813)		(28,870)
Buy-out of noncontrolling interests, net of contributions	(524)		(633)
Proceeds from other debt, net	393		1,696
Net cash provided by (used in) financing activities	2,309,832	(47,332)	200,429	(117,128)	(110,066)
Effect of foreign exchange rate	104
NET INCREASE IN CASH AND CASH EQUIVALENTS	155,655	283,809	(242,248)	(67,231)	425,368
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	466,214	708,462	708,462	775,693	350,325
CASH AND CASH EQUIVALENTS, END OF PERIOD	621,869	992,271	466,214	708,462	775,693
Endo Pharmaceuticals Holdings Inc. [Member]
Net cash (used in) provided by operating activities	(50,838)	50,172
Exercise of Endo Pharmaceuticals Holdings Inc. stock options	20,328	2,452
Proceeds from issuance of 2019 and 2022 Notes	900,000
Purchase of common stock	(34,701)	(50,064)
Proceeds from issuance of Term Loans	2,200,000
Principal payments on Term Loan	(400,000)
Deferred financing fees	(81,753)
Net cash provided by (used in) financing activities	45,118	(47,612)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(5,720)	2,560
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	45,400	42,586	42,586
CASH AND CASH EQUIVALENTS, END OF PERIOD	39,680	45,146
Guarantor Subsidiaries [Member]
Net cash (used in) provided by operating activities	111,908	126,184
Purchases of property, plant and equipment, net	(20,879)	(6,166)
Proceeds from sale of property, plant and equipment	120
Proceeeds from sales of available-for-sale securities		161,775
Acquisitions, net of cash acquired	(2,243,401)
Other investments		(824)
Payment on contingent consideration	(414)
License fees	(2,300)
Net cash (used in) provided by investing activities	(2,266,874)	154,785
Capital lease obligations repayments		(172)
Tax benefits of stock awards	5,067	452
Payment on AMS Convertible Notes	(273,165)
Net cash provided by (used in) financing activities	2,290,658	280
NET INCREASE IN CASH AND CASH EQUIVALENTS	135,692	281,249
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	404,169	665,720	665,720
CASH AND CASH EQUIVALENTS, END OF PERIOD	539,861	946,969
Non-Guarantor Subsidiaries [Member]
Net cash (used in) provided by operating activities	153,243
Purchases of property, plant and equipment, net	(3,026)
Proceeds from sale of property, plant and equipment	461
Acquisitions, net of cash acquired	(99,155)
Net cash (used in) provided by investing activities	(101,720)
Distributions to noncontrolling interests	(25,813)
Buy-out of noncontrolling interests, net of contributions	(524)
Proceeds from other debt, net	393
Net cash provided by (used in) financing activities	(25,944)
Effect of foreign exchange rate	104
NET INCREASE IN CASH AND CASH EQUIVALENTS	25,683
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	16,645
CASH AND CASH EQUIVALENTS, END OF PERIOD	42,328	156		156
Eliminations [Member]
Net cash (used in) provided by operating activities
Purchases of property, plant and equipment, net
Proceeds from sale of property, plant and equipment
Proceeeds from sales of available-for-sale securities
Acquisitions, net of cash acquired
Other investments
Payment on contingent consideration
License fees
Net cash (used in) provided by investing activities
Capital lease obligations repayments
Tax benefits of stock awards
Exercise of Endo Pharmaceuticals Holdings Inc. stock options
Proceeds from issuance of 2019 and 2022 Notes
Purchase of common stock
Proceeds from issuance of Term Loans
Principal payments on Term Loan
Payment on AMS Convertible Notes
Deferred financing fees
Distributions to noncontrolling interests
Buy-out of noncontrolling interests, net of contributions
Proceeds from other debt, net
Net cash provided by (used in) financing activities
Effect of foreign exchange rate
NET INCREASE IN CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD
CASH AND CASH EQUIVALENTS, END OF PERIOD